Coram Acquisition Coram Acquisition (Table)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Fair Value of Assets Acquired and Liabilities Assumed
The following is a summary of the fair values of the assets acquired and liabilities assumed:

In millions
Accounts receivable	$215
Inventory	77
Other assets	10
Property and equipment	49
Intangible assets	537
Goodwill	1,566
Current liabilities	(128)
Deferred tax liabilities, net	(97)
Other noncurrent liabilities	(91)
Noncontrolling interest	(2)
Total consideration	$2,136